income taxes - Temporary differences (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of temporary differences
Balance at beginning of period	$ 3,707	$ 3,208
Deferred income tax expense recognized in Net income	47	76
Deferred income tax expense recognized in Other comprehensive income	246	(122)
Deferred income taxes charged directly to owners' equity and other	21	545
Balance at end of period	4,021	3,707
Deferred tax assets and liabilities
Deferred tax liabilities	4,056	3,718	$ 3,214
Deferred tax asset	35	11	$ 6
Property, plant, and equipment owned and intangible assets subject to amortization
Reconciliation of temporary differences
Balance at beginning of period	2,292	1,616
Deferred income tax expense recognized in Net income	75	85
Deferred income taxes charged directly to owners' equity and other	79	591
Balance at end of period	2,446	2,292
Intangible assets with indefinite lives
Reconciliation of temporary differences
Balance at beginning of period	1,692	1,608
Deferred income tax expense recognized in Net income	59	82
Deferred income taxes charged directly to owners' equity and other		2
Balance at end of period	1,751	1,692
Property plant and equipment (leased), net of lease liabilities
Reconciliation of temporary differences
Balance at beginning of period	(40)	(77)
Deferred income tax expense recognized in Net income	7	37
Balance at end of period	(33)	(40)
Contract assets and liabilities
Reconciliation of temporary differences
Balance at beginning of period	307	418
Deferred income tax expense recognized in Net income	(112)	(111)
Balance at end of period	195	307
Net pension and share-based compensation amounts
Reconciliation of temporary differences
Balance at beginning of period	(280)	(140)
Deferred income tax expense recognized in Net income	(28)	(31)
Deferred income tax expense recognized in Other comprehensive income	209	(109)
Balance at end of period	(99)	(280)
Provisions not currently deductible
Reconciliation of temporary differences
Balance at beginning of period	(215)	(212)
Deferred income tax expense recognized in Net income	41	8
Deferred income taxes charged directly to owners' equity and other		(11)
Balance at end of period	(174)	(215)
Losses available to be carried forward
Reconciliation of temporary differences
Balance at beginning of period	(67)	(11)
Deferred income tax expense recognized in Net income	(23)	(33)
Deferred income taxes charged directly to owners' equity and other	(6)	(23)
Balance at end of period	(96)	(67)
Other Differences
Reconciliation of temporary differences
Balance at beginning of period	18	6
Deferred income tax expense recognized in Net income	28	39
Deferred income tax expense recognized in Other comprehensive income	37	(13)
Deferred income taxes charged directly to owners' equity and other	(52)	(14)
Balance at end of period	$ 31	$ 18